UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

FORM N-Q

JANUARY 31, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited)	January 31, 2008

SHARES	SECURITY	VALUE
LONG POSITIONS - 128.1%
COMMON STOCKS - 128.1%
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 1.1%
484	BorgWarner Inc. (a)	$24,495
470	Goodyear Tire & Rubber Co. (a) *	11,830
268	Magna International Inc., Class A Shares	21,100

	Total Auto Components	57,425

Automobiles - 0.2%
117	DaimlerChrysler AG	9,153

Diversified Consumer Services - 1.3%
353	Apollo Group Inc., Class A Shares (a)*	28,148
270	DeVry Inc.	14,901
268	ITT Educational Services Inc. *	24,482

	Total Diversified Consumer Services	67,531

Hotels, Restaurants & Leisure - 1.2%
420	Bally Technologies Inc. (a)*	20,009
748	Burger King Holdings Inc. (a)	19,710
240	McDonald’s Corp.	12,852
320	Tim Hortons Inc.	10,960

	Total Hotels, Restaurants & Leisure	63,531

Household Durables - 0.5%
163	Garmin Ltd.	11,760
729	Tempur-Pedic International Inc.	14,449

	Total Household Durables	26,209

Internet & Catalog Retail - 0.6%
281	Priceline.com Inc. (a)*	30,494

Leisure Equipment & Products - 0.2%
433	Hasbro Inc.	11,245

Media - 0.5%
1,289	Shaw Communications Inc. (a)	25,406

Multiline Retail - 0.6%
676	Big Lots Inc. (a)*	11,736
734	Dollar Tree Stores Inc. (a) *	20,559

	Total Multiline Retail	32,295

Specialty Retail - 1.7%
246	Abercrombie & Fitch Co., Class A Shares	19,604
390	Barnes & Noble Inc.	13,240
594	Dick’s Sporting Goods Inc. (a)*	19,335
280	GameStop Corp., Class A Shares *	14,484
1,040	RadioShack Corp. (a)	18,044

	Total Specialty Retail	84,707

Textiles, Apparel & Luxury Goods - 1.9%
543	Crocs Inc. (a)*	18,891
710	NIKE Inc., Class B Shares (a)	43,849
410	V.F. Corp.	31,722

	Total Textiles, Apparel & Luxury Goods	94,462

	TOTAL CONSUMER DISCRETIONARY	502,458

CONSUMER STAPLES - 10.4%
Beverages - 3.0%
250	Anheuser-Busch Cos. Inc.	11,630
864	Coca-Cola Co. (a)	51,123
570	Coca-Cola Enterprises Inc. (a)	13,150
863	Pepsi Bottling Group Inc.	30,076
583	PepsiAmericas Inc.	14,365

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Beverages - 3.0% (continued)
444	PepsiCo Inc.	$30,276

	Total Beverages	150,620

Food & Staples Retailing - 2.8%
266	Costco Wholesale Corp.	18,072
726	CVS Corp. (a)	28,365
1,784	Kroger Co. (a)	45,403
580	Safeway Inc.	17,974
681	Wal-Mart Stores Inc. (a)	34,649

	Total Food & Staples Retailing	144,463

Food Products - 0.9%
1,456	Unilever NV (a)	47,349

Household Products - 1.1%
856	Procter & Gamble Co. (a)	56,453

Personal Products - 0.7%
599	Estee Lauder Cos. Inc., Class A Shares	25,278
300	Herbalife Ltd.	11,904

	Total Personal Products	37,182

Tobacco - 1.9%
687	Altria Group Inc. (a)	52,088
320	Loews Corp. - Carolina Group	26,282
370	UST Inc.	19,225

	Total Tobacco	97,595

	TOTAL CONSUMER STAPLES	533,662

ENERGY - 16.9%
Energy Equipment & Services - 3.6%
540	Cameron International Corp. (a)*	21,741
320	FMC Technologies Inc. *	15,411
948	Global Industries Ltd. (a)*	16,742
410	National-Oilwell Varco Inc. *	24,694
565	Noble Corp.	24,730
378	Smith International Inc.	20,491
500	Superior Energy Services Inc. *	20,045
338	Transocean Inc. *	41,439

	Total Energy Equipment & Services	185,293

Oil, Gas & Consumable Fuels - 13.3%
489	Apache Corp. (a)	46,670
1,017	Chevron Corp. (a)	85,937
834	ConocoPhillips (a)	66,987
1,267	El Paso Corp. (a)	20,880
697	EnCana Corp. (a)	46,148
2,025	Exxon Mobil Corp. (a)	174,960
1,429	Frontier Oil Corp. (a)	50,401
594	Hess Corp. (a)	53,953
597	Nexen Inc.	17,027
350	Occidental Petroleum Corp.	23,755
1,219	Petro-Canada (a)	55,586
240	Suncor Energy Inc.	22,555
460	Williams Cos. Inc.	14,706

	Total Oil, Gas & Consumable Fuels	679,565

	TOTAL ENERGY	864,858

FINANCIALS - 23.3%
Capital Markets - 5.1%
1,054	Bank of New York Mellon Corp. (a)	49,148
942	Federated Investors Inc., Class B Shares (a)	40,101
130	Goldman Sachs Group Inc.	26,100
460	Janus Capital Group Inc.	12,425

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Capital Markets - 5.1% (continued)
410	MF Global Ltd. *	$12,320
400	Northern Trust Corp.	29,344
1,353	Raymond James Financial Inc. (a)	38,006
400	State Street Corp.	32,848
570	Waddell & Reed Financial Inc., Class A Shares	18,913

	Total Capital Markets	259,205

Commercial Banks - 2.3%
370	Bank of Montreal	20,883
811	Credicorp Ltd. (a)	58,084
310	Cullen/Frost Bankers Inc. (a)	16,876
730	Wells Fargo & Co.	24,827

	Total Commercial Banks	120,670

Diversified Financial Services - 4.0%
1,125	Bank of America Corp. (a)	49,894
1,393	Citigroup Inc. (a)	39,311
935	JPMorgan Chase & Co. (a)	44,459
785	Nasdaq Stock Market Inc. (a)*	36,322
566	Principal Financial Group Inc. (a)	33,739

	Total Diversified Financial Services	203,725

Insurance - 9.2%
320	AFLAC Inc.	19,626
868	American Financial Group Inc. (a)	24,070
630	American International Group Inc. (a)	34,751
380	Assurant Inc.	24,658
1,320	Axis Capital Holdings Ltd. (a)	52,853
50	Fairfax Financial Holdings Ltd.	16,301
471	MetLife Inc. (a)	27,775
963	National Financial Partners Corp. (a)	34,764
300	PartnerRe Ltd.	23,784
718	Platinum Underwriters Holdings Ltd.	24,232
524	Prudential Financial Inc. (a)	44,210
352	Reinsurance Group of America	20,405
1,224	Sun Life Financial Inc. (a)	60,576
271	Transatlantic Holdings Inc.	18,482
955	Travelers Cos. Inc. (a)	45,935

	Total Insurance	472,422

Real Estate Investment Trusts (REITs) - 2.7%
413	AMB Property Corp.	20,898
1,886	Annaly Capital Management Inc. (a)	37,192
287	Jones Lang LaSalle Inc.	22,329
440	Nationwide Health Properties Inc. (a)	13,886
221	ProLogis	13,116
265	Taubman Centers Inc.	13,290
350	Ventas Inc.	15,470

	Total Real Estate Investment Trusts (REITs)	136,181

	TOTAL FINANCIALS	1,192,203

HEALTH CARE - 14.5%
Biotechnology -1.0%
656	Charles River Laboratories International Inc. (a)*	40,737
310	OSI Pharmaceuticals Inc. *	12,363

	Total Biotechnology	53,100

Health Care Equipment & Supplies - 1.4%
561	DENTSPLY International Inc. (a)	23,175
410	Hospira Inc. *	16,855
406	Kinetic Concepts Inc. *	20,211

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies - 1.4% (continued)
191	Millipore Corp. *	$13,398

	Total Health Care Equipment & Supplies	73,639

Health Care Providers & Services - 4.3%
826	Aetna Inc. (a)	43,993
895	CIGNA Corp. (a)	43,998
308	Express Scripts Inc. (a) *	20,787
493	Health Net Inc. *	22,920
630	Humana Inc. (a)*	50,589
445	WellPoint Inc. (a)*	34,799

	Total Health Care Providers & Services	217,086

Life Sciences Tools & Services - 1.1%
361	Invitrogen Corp. (a)*	30,927
902	PerkinElmer Inc. (a)	22,451

	Total Life Sciences Tools & Services	53,378

Pharmaceuticals - 6.7%
370	Abbott Laboratories	20,831
1,267	Bristol-Myers Squibb Co. (a)	29,382
1,260	Endo Pharmaceuticals Holdings Inc. (a)*	32,936
790	Johnson & Johnson (a)	49,975
2,040	King Pharmaceuticals Inc. *	21,400
1,341	Merck & Co. Inc. (a)	62,061
2,312	Pfizer Inc. (a)	54,078
1,700	Warner Chilcott Ltd., Class A Shares *	28,815
1,664	Watson Pharmaceuticals Inc. (a)*	43,447

	Total Pharmaceuticals	342,925

	TOTAL HEALTH CARE	740,128

INDUSTRIALS - 15.0%
Aerospace & Defense - 4.3%
422	General Dynamics Corp. (a)	35,642
212	Goodrich Corp.	13,261
380	Honeywell International Inc.	22,447
606	Northrop Grumman Corp. (a)	48,092
268	Precision Castparts Corp. (a)	30,498
631	Raytheon Co. (a)	41,103
427	United Technologies Corp. (a)	31,346

	Total Aerospace & Defense	222,389

Building Products - 0.5%
720	Lennox International Inc.	26,755

Commercial Services & Supplies - 1.8%
2,577	Allied Waste Industries Inc. (a)*	25,383
467	Manpower Inc.	26,273
814	R.R. Donnelley & Sons Co. (a)	28,401
444	Republic Services Inc.	13,320

	Total Commercial Services & Supplies	93,377

Construction & Engineering - 0.9%
758	Chicago Bridge & Iron Co. NV, New York Registered Shares (a)	33,724
640	EMCOR Group Inc. *	14,035

	Total Construction & Engineering	47,759

Electrical Equipment - 1.0%
466	Hubbell Inc., Class B Shares	22,219
257	Rockwell Automation Inc.	14,654
278	Thomas & Betts Corp. *	12,580

	Total Electrical Equipment	49,453

Industrial Conglomerates - 2.1%
2,437	General Electric Co. (a)	86,294

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Industrial Conglomerates - 2.1% (continued)
329	Textron Inc.	$18,441

	Total Industrial Conglomerates	104,735

Machinery - 2.6%
429	Crane Co. (a)	17,533
688	Deere & Co. (a)	60,379
270	Flowserve Corp.	22,172
904	Manitowoc Co. Inc. (a)	34,461

	Total Machinery	134,545

Marine - 0.7%
189	DryShips Inc.	14,067
438	Kirby Corp.*	20,139

	Total Marine	34,206

Road & Rail - 1.1%
293	Canadian Pacific Railway Ltd.	19,505
320	CSX Corp. (a)	15,513
159	Union Pacific Corp.	19,880

	Total Road & Rail	54,898

	TOTAL INDUSTRIALS	768,117

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.3%
1,482	ADC Telecommunications Inc. (a)*	21,919
1,310	Cisco Systems Inc. (a)*	32,095
940	Foundry Networks Inc. (a)*	12,972
439	Harris Corp.	24,009
306	QUALCOMM Inc.	12,980
170	Research In Motion Ltd.*	15,960

	Total Communications Equipment	119,935

Computers & Peripherals - 6.5%
369	Apple Inc. (a)*	49,948
1,823	Hewlett-Packard Co. (a)	79,756
850	International Business Machines Corp. (a)	91,239
1,146	QLogic Corp. (a)*	16,388
1,326	Seagate Technology (a)	26,878
860	Sun Microsystems Inc.*	15,050
1,977	Western Digital Corp. (a)*	52,292

	Total Computers & Peripherals	331,551

Electronic Equipment & Instruments - 1.4%
514	Avnet Inc. (a)*	18,303
1,847	Flextronics International Ltd.*	21,610
852	Ingram Micro Inc., Class A Shares *	15,149
455	Tech Data Corp.*	15,643

	Total Electronic Equipment & Instruments	70,705

Internet Software & Services - 1.2%
1,100	eBay Inc. (a)*	29,579
62	Google Inc., Class A Shares (a)*	34,987

	Total Internet Software & Services	64,566

IT Services - 1.8%
2,952	CGI Group Inc. (a)*	29,756
592	Hewitt Associates Inc., Class A Shares *	22,005
188	MasterCard Inc., Class A (a)	38,916

	Total IT Services	90,677

Office Electronics - 0.3%
1,026	Xerox Corp. (a)	15,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 2.6%
724	ASML Holding NV, New York Registered Shares *	$19,251
1,162	Fairchild Semiconductor International Inc. (a)*	14,235
3,167	Intel Corp. (a)	67,140
816	NVIDIA Corp. *	20,065
355	Varian Semiconductor Equipment Associates Inc. *	11,435

	Total Semiconductors & Semiconductor Equipment	132,126

Software - 5.0%
753	BMC Software Inc. (a)*	24,126
2,559	Compuware Corp. (a)*	21,751
452	MICROS Systems Inc. (a)*	27,834
2,995	Microsoft Corp. (a)	97,637
1,812	Oracle Corp. (a)*	37,237
1,288	Parametric Technology Corp. (a)*	21,188
893	Sybase Inc. *	25,200

	Total Software	254,973

	TOTAL INFORMATION TECHNOLOGY	1,080,333

MATERIALS - 7.2%
Chemicals - 3.8%
427	CF Industries Holdings Inc. (a)	45,659
555	Mosaic Co. (a)*	50,511
704	NOVA Chemicals Corp.	20,155
210	Potash Corporation of Saskatchewan Inc.	29,585
1,003	Terra Industries Inc. (a)*	45,205

	Total Chemicals	191,115

Containers & Packaging - 0.9%
326	Owens-Illinois Inc.*	16,430
1,236	Packaging Corp of America (a)	29,961

	Total Containers & Packaging	46,391

Metals & Mining - 2.5%
531	AK Steel Holding Corp.*	25,371
331	ArcelorMittal (a)	21,975
368	Carpenter Technology Corp. (a)	22,683
510	Fording Canadian Coal Trust	22,894
227	Freeport-McMoRan Copper & Gold Inc., Class B Shares (a)	20,210
298	Steel Dynamics Inc.	15,541

	Total Metals & Mining	128,674

	TOTAL MATERIALS	366,180

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 4.0%
2,872	AT&T Inc. (a)	110,543
560	BCE Inc.	19,460
500	CenturyTel Inc. (a)	18,455
1,483	Verizon Communications Inc. (a)	57,600

	Total Diversified Telecommunication Services	206,058

Wireless Telecommunication Services - 1.1%
313	Millicom International Cellular SA (a)*	33,159
444	Telephone & Data Systems Inc. (a)	23,417

	Total Wireless Telecommunication Services	56,576

	TOTAL TELECOMMUNICATION SERVICES	262,634

UTILITIES - 4.8%
Electric Utilities - 1.8%
290	Edison International	15,126
210	FirstEnergy Corp.	14,956
633	Northeast Utilities	17,547

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Electric Utilities - 1.8% (continued)
530	Pepco Holdings Inc.	$13,494
1,950	Sierra Pacific Resources (a)	29,192

	Total Electric Utilities	90,315

Gas Utilities - 0.7%
372	Energen Corp.	23,399
320	ONEOK Inc.	15,040

	Total Gas Utilities	38,439

Multi-Utilities - 2.3%
300	Alliant Energy Corp.	11,070
1,208	CMS Energy Corp. (a)	18,929
510	OGE Energy Corp.	16,692
345	Public Service Enterprise Group Inc. (a)	33,120
606	Vectren Corp.	16,635
924	Xcel Energy Inc. (a)	19,210

	Total Multi-Utilities	115,656

	TOTAL UTILITIES	244,410

	TOTAL LONG POSITIONS (Cost - $7,013,849)	6,554,983

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
SHORT POSITIONS - (29.1)%
COMMON STOCKS - (29.1)%
CONSUMER DISCRETIONARY - (4.4)%
Hotels, Restaurants & Leisure - (0.7)%
100	Carnival Corp.	$4,449
447	Cheesecake Factory Inc. *	9,767
140	Orient-Express Hotels Ltd., Class A Shares	7,245
821	Starbucks Corp. *	15,525

	Total Hotels, Restaurants & Leisure	36,986

Household Durables - (0.4)%
1,301	D.R. Horton Inc.	22,442

Media - (1.8)%
735	Comcast Corp., Class A Shares *	13,348
566	Hearst-Argyle Television Inc.	12,061
235	Lamar Advertising Co., Class A Shares	10,133
480	Liberty Media Holding Corp., Interactive Group, Series A Shares *	7,637
200	McGraw-Hill Cos. Inc.	8,552
257	R.H. Donnelley Corp. *	7,728
2,406	Warner Music Group Corp.	19,128
1,130	XM Satellite Radio Holdings Inc., Class A Shares *	14,012

	Total Media	92,599

Multiline Retail - (0.4)%
966	Dillard’s Inc., Class A Shares	19,156

Specialty Retail - (0.8)%
799	Chico’s FAS Inc. *	8,621
3,232	Coldwater Creek Inc. *	20,782
490	Limited Brands Inc.	9,354

	Total Specialty Retail	38,757

Textiles, Apparel & Luxury Goods - (0.3)%
658	Liz Claiborne Inc.	14,403

	TOTAL CONSUMER DISCRETIONARY	224,343

CONSUMER STAPLES - (2.2)%
Food & Staples Retailing - (0.6)%
5,296	Rite Aid Corp. *	15,676
517	Walgreen Co.	18,152

	Total Food & Staples Retailing	33,828

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Food Products - (1.6)%
1,044	Campbell Soup Co.	$33,001
656	Dean Foods Co.	18,368
1,690	Del Monte Foods Co.	15,159
422	Hershey Co.	15,277

	Total Food Products	81,805

	TOTAL CONSUMER STAPLES	115,633

ENERGY - (2.4)%
Energy Equipment & Services - (1.0)%
672	BJ Services Co.	14,616
490	Hercules Offshore Inc. *	11,295
509	Nabors Industries Ltd. *	13,855
833	TETRA Technologies Inc. *	13,036

	Total Energy Equipment & Services	52,802

Oil, Gas & Consumable Fuels - (1.4)%
660	Peabody Energy Corp.	35,653
280	Southwestern Energy Co. *	15,655
290	Ultra Petroleum Corp. *	19,952

	Total Oil, Gas & Consumable Fuels	71,260

	TOTAL ENERGY	124,062

FINANCIALS - (7.7)%
Capital Markets - (0.5)%
150	Bear Stearns Cos. Inc.	13,545
171	Lehman Brothers Holdings Inc.	10,973

	Total Capital Markets	24,518

Commercial Banks - (1.9)%
607	BB&T Corp.	22,022
557	National City Corp.	9,909
499	Regions Financial Corp.	12,595
256	SunTrust Banks Inc.	17,651
720	U.S. Bancorp	24,444
243	UnionBanCal Corp.	11,921

	Total Commercial Banks	98,542

Consumer Finance - (0.7)%
1,224	AmeriCredit Corp. *	16,292
340	Capital One Financial Corp.	18,635

	Total Consumer Finance	34,927

Diversified Financial Services - (0.3)%
572	CIT Group Inc.	15,993

Insurance - (2.0)%
381	Arthur J. Gallagher & Co.	9,681
650	Fidelity National Financial Inc., Class A Shares	12,799
479	First American Corp.	20,860
591	Marsh & McLennan Cos. Inc.	16,312
1,048	Old Republic International Corp.	15,647
829	Progressive Corp.	15,386
19	White Mountains Insurance Group Ltd.	9,215

	Total Insurance	99,900

Real Estate Investment Trusts (REITs) - (1.3)%
140	Avalonbay Communities Inc.	13,153
184	Camden Property Trust	9,080
432	Developers Diversified Realty Corp.	17,777
92	Essex Property Trust Inc.	9,532
263	Kimco Realty Corp.	9,418

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - (1.3)% (continued)
240	Plum Creek Timber Co. Inc.	$10,020

	Total Real Estate Investment Trusts (REITs)	68,980

Real Estate Management & Development - (0.3)%
333	Brookfield Asset Management Inc., Class A Shares	10,746
114	Forestar Real Estate Group Inc. *	2,604

	Total Real Estate Management & Development	13,350

Thrifts & Mortgage Finance - (0.7)%
460	MGIC Investment Corp.	8,510
943	Sovereign Bancorp Inc.	11,759
863	Washington Mutual Inc.	17,191

	Total Thrifts & Mortgage Finance	37,460

	TOTAL FINANCIALS	393,670

HEALTH CARE - (2.2)%
Biotechnology - (0.5)%
174	Amgen Inc. *	8,107
243	Amylin Pharmaceuticals Inc. *	7,205
134	Genentech Inc. *	9,405

	Total Biotechnology	24,717

Health Care Equipment & Supplies - (0.8)%
758	Boston Scientific Corp. *	9,195
160	Medtronic Inc.	7,451
241	ResMed Inc. *	11,226
146	Zimmer Holdings Inc. *	11,427

	Total Health Care Equipment & Supplies	39,299

Health Care Providers & Services - (0.4)%
351	Brookdale Senior Living Inc.	7,834
625	Omnicare Inc.	13,838

	Total Health Care Providers & Services	21,672

Health Care Technology - (0.2)%
402	IMS Health Inc.	9,604

Pharmaceuticals - (0.3)%
604	APP Pharmaceuticals Inc. *	6,348
650	Mylan Laboratories Inc.	9,691

	Total Pharmaceuticals	16,039

	TOTAL HEALTH CARE	111,331

INDUSTRIALS - (2.9)%
Building Products - (0.5)%
743	Masco Corp.	17,037
332	Owens Corning Inc. *	7,218

	Total Building Products	24,255

Commercial Services & Supplies - (1.4)%
411	Avery Dennison Corp.	21,298
396	ChoicePoint Inc. *	13,183
1,130	Quanta Services Inc. *	24,769
450	Waste Management Inc.	14,598

	Total Commercial Services & Supplies	73,848

Machinery - (0.6)%
387	Dover Corp.	15,619
496	IDEX Corp.	15,490

	Total Machinery	31,109

Road & Rail - (0.4)%
246	Norfolk Southern Corp.	13,380

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Road & Rail - (0.4)% (continued)
432	YRC Worldwide Inc. *	$7,910

	Total Road & Rail	21,290

	TOTAL INDUSTRIALS	150,502

INFORMATION TECHNOLOGY - (3.0)%
Communications Equipment - (0.5)%
262	F5 Networks Inc. *	6,165
857	JDS Uniphase Corp. *	8,921
1,681	Tellabs Inc. *	11,465

	Total Communications Equipment	26,551

Computers & Peripherals - (0.6)%
319	Diebold Inc.	8,256
630	NCR Corp. *	13,532
298	SanDisk Corp. *	7,584

	Total Computers & Peripherals	29,372

Internet Software & Services - (0.2)%
523	ValueClick Inc. *	11,417

IT Services - (0.4)%
305	Paychex Inc.	9,980
570	VeriFone Holdings Inc. *	11,155

	Total IT Services	21,135

Semiconductors & Semiconductor Equipment - (1.0)%
304	Broadcom Corp., Class A Shares *	6,712
250	KLA-Tencor Corp.	10,445
306	Microchip Technology Inc.	9,764
524	Rambus Inc. *	10,197
1,051	Teradyne Inc. *	11,530

	Total Semiconductors & Semiconductor Equipment	48,648

Software - (0.3)%
285	Salesforce.com Inc. *	14,900

	TOTAL INFORMATION TECHNOLOGY	152,023

MATERIALS - (3.0)%
Chemicals - (0.8)%
270	Ashland Inc.	12,293
369	Scotts Miracle-Gro Co., Class A Shares	14,406
668	Westlake Chemical Corp.	13,427

	Total Chemicals	40,126

Construction Materials - (0.2)%
140	Vulcan Materials Co.	10,984

Containers & Packaging - (0.7)%
523	Bemis Co. Inc.	14,215
619	Sealed Air Corp.	16,187
342	Temple-Inland Inc.	6,413

	Total Containers & Packaging	36,815

Metals & Mining - (0.1)%
200	Titanium Metals Corp.	4,348

Paper & Forest Products - (1.2)%
1,935	Louisiana-Pacific Corp.	29,547
450	Weyerhaeuser Co.	30,474

	Total Paper & Forest Products	60,021

	TOTAL MATERIALS	152,294

TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
476	Clearwire Corp., Class A Shares *	6,540

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Wireless Telecommunication Services - (0.5)% (continued)
195	Leap Wireless International Inc. *	$8,063
882	Sprint Nextel Corp.	9,288

	TOTAL TELECOMMUNICATION SERVICES	23,891

UTILITIES - (0.8)%
Electric Utilities - (0.2)%
13	Brookfield Infrastructure Partners LP *	279
480	Westar Energy Inc.	11,693

	Total Electric Utilities	11,972

Gas Utilities - (0.2)%
340	Southern Union Co.	9,241

Multi-Utilities - (0.2)%
530	NiSource Inc.	10,065

Water Utilities - (0.2)%
548	Aqua America Inc.	10,922

	TOTAL UTILITIES	42,200

	TOTAL SHORT POSITIONS (Proceeds - $1,563,036)	1,489,949

	TOTAL LONG POSITIONS NET OF SHORT POSITIONS - 99.0% (Cost less Proceeds - $5,450,813#)	5,065,034
	Other Assets in Excess of Other Liabilities - 1.0%	51,992

	TOTAL NET ASSETS - 100.0%	$5,117,026

*	Non-income producing security.

(a)	All or a portion of this security is pledged to the broker as collateral for open short sales.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Turst, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Short Sales of Securities. A short sale is a transaction in which the Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of that security. To complete a short sale, the Fund may arrange through a broker to borrow the security to be delivered to the buyer. The proceeds received by the Fund for the short sale may be retained by the broker until the Fund replaces the borrowed security. However, the Fund is expected to use the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement securities as collateral for the broker. The Fund may use securities it owns to meet any such collateral obligations. In borrowing the security to be delivered to the buyer, the Fund becomes obligated to replace the security borrowed at the market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments and short sales for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$245,792
Gross unrealized depreciation	(631,571)

Net unrealized depreciation of investments and short sales	$(385,779)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 27, 2008